UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

c/o SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (A) — 34.9%
Allied Irish Banks
0.600%, 04/15/10	$3,500	$3,500
0.600%, 04/15/10	5,000	5,000
0.600%, 04/20/10	4,600	4,600
Banco Bilbao Vizcaya Argentaria
1.460%, 04/30/10	2,000	2,002
Bank of Ireland
0.600%, 04/21/10	5,250	5,250
Bank of Tokyo-Mitsubishi
0.240%, 06/04/10	6,000	6,000
0.250%, 06/10/10	5,000	5,000
0.300%, 06/18/10	5,000	5,000
0.300%, 06/21/10	6,000	6,000
0.280%, 06/23/10	5,000	5,000
Barclays Bank
0.450%, 04/27/10	9,000	9,000
0.440%, 05/07/10	28,000	28,000
0.300%, 07/09/10	1,000	1,000
0.400%, 09/13/10	750	750
BNP Paribas
0.320%, 04/19/10	20,000	20,000
0.230%, 05/26/10	3,000	3,000
0.240%, 06/10/10	7,000	7,000
0.240%, 06/11/10	9,500	9,500
Credit Agricole
0.220%, 04/23/10	7,000	7,000
0.230%, 05/04/10	10,000	10,000
0.300%, 07/26/10	10,000	10,000
0.300%, 07/29/10	10,000	10,000
0.320%, 08/19/10	10,000	10,000
Credit Industriel et Commercial
0.405%, 06/02/10	17,000	17,000
0.410%, 06/17/10	11,000	11,000
Dexia Credit
0.270%, 04/05/10	9,500	9,500
0.300%, 05/03/10	2,000	2,000
0.300%, 05/03/10	15,000	15,000
HSBC
0.320%, 08/25/10	11,000	11,000
Natixis
0.220%, 04/01/10	7,000	7,000
0.220%, 04/12/10	9,000	9,000
0.230%, 04/19/10	11,000	11,000
Sumitomo Mitsui Banking
0.210%, 05/11/10	9,500	9,500
0.220%, 05/14/10	5,000	5,000
Toronto Dominion Bank
0.260%, 07/14/10	5,000	5,000
UBS
0.340%, 04/30/10	4,000	4,000
0.520%, 05/19/10	20,000	20,000
0.460%, 05/27/10	6,000	6,000
0.480%, 05/28/10	8,000	8,000
0.420%, 06/14/10	8,000	8,000

Total Certificates of Deposit (Cost $330,602) ($ Thousands)		330,602

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 33.7%
Allied Irish Banks North America
0.540%, 05/17/10	$4,000	$3,997
Atlantis One Funding (C)
0.330%, 04/06/10	3,000	3,000
0.300%, 07/01/10	6,000	5,995
0.280%, 07/06/10	2,000	1,999
0.310%, 07/07/10	6,000	5,995
0.305%, 07/13/10	3,000	2,997
0.310%, 07/19/10	3,000	2,997
Bank of Ireland (C)
0.600%, 04/21/10	5,250	5,248
Barton Capital
0.200%, 04/05/10	2,000	2,000
0.200%, 05/03/10	2,000	2,000
0.200%, 05/14/10	1,000	1,000
Cancara Asset Securitisation (C)
0.200%, 04/01/10	10,000	10,000
0.240%, 04/06/10	7,000	7,000
0.230%, 04/12/10	3,000	3,000
Citigroup Funding
0.250%, 04/21/10	4,000	3,999
0.260%, 04/29/10	12,000	11,998
Clipper Receivables (C)
0.280%, 07/01/10	5,000	4,996
Coca-Cola
0.200%, 04/13/10	3,000	3,000
E.ON (C)
0.230%, 05/18/10	4,000	3,999
Edison Asset Securitization (C)
0.200%, 04/26/10	7,000	6,999
ENI Coordination Center (C)
0.200%, 04/20/10	1,000	1,000
0.195%, 04/26/10	1,000	1,000
Fairway Finance (C)
0.190%, 04/19/10	1,000	1,000
Falcon Asset Securitization (C)
0.200%, 05/25/10	3,000	2,999
0.210%, 07/01/10	3,000	2,998
FCAR Owner Trust
0.234%, 04/01/10	16,600	16,600
0.240%, 04/05/10	300	300
0.250%, 04/12/10	1,000	1,000
0.250%, 04/22/10	4,000	3,999
Gemini Securitization (C)
0.200%, 05/10/10	2,250	2,250
General Electric Capital
0.240%, 04/08/10	2,000	2,000
0.240%, 04/12/10	6,000	6,000
0.300%, 04/16/10	4,000	3,999
0.220%, 04/20/10	8,000	7,999
0.220%, 04/21/10	2,000	2,000
0.235%, 07/02/10	11,000	10,993
0.260%, 07/09/10	8,000	7,994
Govco (C)
0.230%, 06/02/10	4,000	3,998
0.260%, 06/14/10	6,000	5,997
Grampian Funding (C)
0.270%, 04/19/10	23,000	22,997
0.260%, 06/01/10	7,000	6,997
Johnson & Johnson (C)
0.200%, 06/10/10	4,000	3,998

1	SEI Liquid Asset Trust / Quarterly Report / March 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Jupiter Securitization (C)
0.200%, 05/17/10	$2,000	$1,999
LMA Americas (C)
0.190%, 04/14/10	2,000	2,000
0.270%, 05/17/10	3,000	2,999
0.220%, 05/27/10	4,000	3,999
0.260%, 06/15/10	1,000	999
Matchpoint Master Trust (C)
0.312%, 05/10/10	7,000	6,998
0.300%, 05/25/10	1,000	1,000
MetLife Short Term Funding (C)
0.270%, 07/09/10	4,000	3,997
Nestle Capital
0.300%, 09/07/10	5,000	4,993
Nestle Finance International
0.270%, 08/24/10	4,000	3,996
Prudential (C)
0.200%, 04/15/10	3,000	3,000
0.200%, 04/20/10	3,308	3,308
0.240%, 05/24/10	10,000	9,996
Royal Park Investments Funding (C)
0.240%, 04/07/10	7,000	7,000
0.300%, 07/07/10	1,250	1,249
Santander Central Hispano Finance
0.310%, 04/30/10	3,000	2,999
0.280%, 07/21/10	10,000	9,991
Sheffield Receivables (C)
0.200%, 05/19/10	1,000	1,000
Societe de Prise de Participation del’Etat (C)
0.200%, 05/20/10	6,000	5,998
0.205%, 05/21/10	6,000	5,998
0.246%, 05/27/10	1,000	1,000
Toyota Credit Canada
0.230%, 04/05/10	1,000	1,000
0.240%, 04/07/10	1,000	1,000
0.360%, 04/26/10	3,000	2,999
0.360%, 04/29/10	2,000	1,999
Toyota Financial Services de Puerto Rico
0.240%, 04/05/10	1,000	1,000
0.370%, 04/19/10	1,750	1,750
Toyota Motor Credit
0.360%, 04/12/10	12,000	11,999
0.360%, 04/20/10	2,000	2,000

Total Commercial Paper (Cost $318,603) ($ Thousands)		318,603

U.S. GOVERNMENT AGENCY OBLIGATIONS —10.6%
FFCB (D)
0.159%, 04/20/10	5,000	5,000
FHLB (D)
0.059%, 04/30/10	4,000	4,000
0.049%, 05/07/10	8,000	7,999
FHLB DN
0.200%, 07/14/10	3,000	2,998
FHLMC (D)
0.303%, 04/07/10	17,200	17,204
0.299%, 04/30/10	1,000	1,002
0.109%, 05/01/10	11,000	11,001
0.324%, 06/09/10	30,000	30,062

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC DN
0.200%, 07/02/10	$2,000	$1,999
0.180%, 07/07/10	7,000	6,996
0.195%, 07/19/10	2,000	1,999
0.210%, 07/23/10	5,000	4,997
0.311%, 11/10/10	4,000	3,992
FNMA DN
0.210%, 07/12/10	500	500
0.250%, 10/01/10	1,000	999

Total U.S. Government Agency Obligations (Cost $100,748) ($ Thousands)		100,748

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bills (B)
0.200%, 07/01/10	4,000	3,998
0.150%, 07/15/10	6,000	5,997
0.180%, 08/26/10	7,000	6,995
0.230%, 09/23/10	4,000	3,996
U.S. Treasury Note
2.000%, 09/30/10	7,000	7,056

Total U.S. Treasury Obligations (Cost $28,042) ($ Thousands)		28,042

TIME DEPOSIT — 2.9%
Societe Generale
0.100%, 04/01/10	27,000	27,000

Total Time Deposit (Cost $27,000) ($ Thousands)		27,000

MUNICIPAL BONDS — 0.9%

Colorado — 0.3%
City of Colorado Springs Colorado, Sub- Ser C, RB (D)
0.250%, 04/01/10	500	500
Colorado Housing & Finance Authority, RB (D)
0.250%, 04/07/10	1,000	1,000
Colorado Housing & Finance Authority, RB (D)
0.220%, 04/07/10	1,000	1,000

		2,500

Connecticut — 0.1%
Connecticut Housing & Finance Authority, Sub-Ser A-5, RB (D)
0.227%, 04/01/10	600	600

Iowa — 0.4%
Iowa Finance Authority, Ser M, RB (D)
0.230%, 04/01/10	950	950
Iowa Finance Authority, Ser C, RB (D)
0.227%, 04/01/10	3,080	3,080

		4,030

Texas — 0.1%
State of Texas, Ser B, GO (D)
0.250%, 04/01/10	1,215	1,215

2	SEI Liquid Asset Trust / Quarterly Report / March 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.0%
Wisconsin Housing & Economic Development Authority, Ser D, RB (D)
0.250%, 04/07/10	$120	$120

Total Municipal Bonds (Cost $8,465) ($ Thousands)		8,465

REPURCHASE AGREEMENTS (E) — 15.2%
Barclays Capital
0.330%, dated 02/03/10, to be repurchased on 04/05/10, repurchase price $9,005,033 (collateralized by various corporate obligations, ranging in par value $107-$2,508,000, 0.361%-7.810%, 10/18/11-03/19/19, with a total market value $9,450,000) (F)	9,000	9,000
BNP Paribas
0.250%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $5,000,035 (collateralized by a corporate obligation, par value $4,123,994, 10.750%, 03/15/16, with a total market value $5,250,000)	5,000	5,000
BNP Paribas
0.260%, dated 01/22/10, to be repurchased on 04/22/10, repurchase price $2,001,300 (collateralized by a corporate obligation, par value $1,927,379, 5.375%, 11/15/14, with a total market value $2,122,518) (F)	2,000	2,000
Citigroup Global Markets
0.380%, dated 03/18/10, to be repurchased on 04/23/10, repurchase price $12,004,560 (collateralized by a corporate obligation, par value $12,142,000, 3.300%, 01/13/15, with a total market value $12,240,350) (F)	12,000	12,000
Deutsche Bank
0.270%, dated 01/13/10, to be repurchased on 04/14/10, repurchase price $3,002,047 (collateralized by a corporate obligation, par value $3,105,528, 0.000%, 04/14/10, with a total market value $3,105,204) (F)	3,000	3,000
Deutsche Bank
0.320%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $5,000,044 (collateralized by a corporate obligation, par value $4,361,516, 9.000%, 02/15/15, with a total market value $5,250,000)	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs
0.400%, dated 02/23/10, to be repurchased on 05/24/10, repurchase price $2,002,000 (collateralized by a corporate obligation, par value $2,031,428, 8.450%, 06/15/18, with a total market value $2,100,863) (F)	$2,000	$2,000
Goldman Sachs
0.400%, dated 02/05/10, to be repurchased on 05/10/10, repurchase price $5,005,222 (collateralized by a corporate obligation, par value $5,079,586, 8.450%, 06/15/18, with a total market value $5,253,209) (F)	5,000	5,000
Goldman Sachs
0.410%, dated 01/20/10, to be repurchased on 04/21/10, repurchase price $4,704,818 (collateralized by a corporate obligation, par value $4,775,699, 8.450%, 06/15/18, with a total market value $4,938,935) (F)	4,700	4,700
Goldman Sachs
0.400%, dated 02/02/10, to be repurchased on 05/03/10, repurchase price $5,005,000 (collateralized by a corporate obligation, par value $5,079,755, 8.450%, 06/15/18, with a total market value $5,253,384) (F)	5,000	5,000
JPMorgan Chase
0.310%, dated 01/25/10, to be repurchased on 04/05/10, repurchase price $4,002,411 (collateralized by a corporate obligation, par value $4,205,000, 0.000%, 01/15/15, with a total market value $4,203,696) (F)	4,000	4,000
JPMorgan Chase
0.340%, dated 03/17/10, to be repurchased on 04/27/10, repurchase price $2,000,774 (collateralized by a corporate obligation, par value $2,105,000, 0.000%, 01/15/15, with a total market value $2,104,347) (F)	2,000	2,000
JPMorgan Chase
0.220%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $4,000,024 (collateralized by various corporate obligations, ranging in par value $1,200,000-$2,923,000, 0.140%- 0.150%, 04/26/10-05/12/10, with a total market value $4,122,215)	4,000	4,000

3	SEI Liquid Asset Trust / Quarterly Report / March 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

March 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase
0.270%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $6,000,045 (collateralized by a corporate obligation, par value $6,305,000, 0.000%, 01/15/15, with a total market value $6,303,045)	$6,000	$6,000
RBS
0.220%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $8,000,049 (collateralized by a corporate obligation, par value $7,070,000, 7.750%, 01/18/11, with a total market value $8,400,624)	8,000	8,000
RBS
0.020%, dated 03/31/10, to be repurchased on 04/01/10, repurchase price $67,088,037 (collateralized by various corporate obligations, ranging in par value $343,680-$7,900,000, 2.750%- 6.000%, 08/20/34-03/20/40, with a total market value $68,430,533)	67,088	67,088

Total Repurchase Agreements (Cost $143,788) ($ Thousands)		143,788

Total Investments — 101.2% (Cost $957,248)($ Thousands) †		$957,248

Percentages are based on Net Assets of $946,294($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on March 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

(F)	Securities considered illiquid. The total value of such securities as of March 31, 2010 was $48,700 ($ Thousands) and represented 5.15% of Net Assets.

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

As of March 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

4	SEI Liquid Asset Trust / Quarterly Report / March 31, 2010

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Liquid Asset Trust

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ ROBERT A. NESHER
Robert A. Nesher
President & CEO

Date: May 27, 2010

By (Signature and Title)	/S/ STEPHEN F. PANNER
Stephen F. Panner
Controller & CFO

Date: May 27, 2010